                    SUPPLEMENT DATED JANUARY 11, 2000 TO THE

            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 1999
           THE EXPLORER INSTITUTIONAL TRUST ON BEHALF OF ITS SERIES:
                    EXPLORER INSTITUTIONAL ACTIVE CORE FUND
                  EXPLORER INSTITUTIONAL LIMITED DURATION FUND

    The section of the Statement of Additional Information entitled TRUSTEES AND OFFICERS is hereby supplemented by deleting Don G. Powell's biography and adding Richard F. Powers, III's biography, as set forth below, effective August 9, 1999.

Richard F. Powers, III*...................  Chairman, President and Chief
1 Parkview Plaza                            Executive Officer of Van Kampen
P.O. Box 5555                               Investments. Chairman, Director
Oakbrook Terrace, IL 60181-5555             and Chief Executive Officer of
Date of Birth: 02/02/46                     the Advisers, the Distributor,
                                            Van Kampen Advisors Inc. and
                                            Van Kampen Management Inc.
                                            Director and officer of certain
                                            other subsidiaries of Van
                                            Kampen Investments. President
                                            of each fund in the Fund
                                            Complex. Trustee and Chairman
                                            of the Board of each Fund in
                                            the Fund Complex (except the
                                            Van Kampen Exchange Fund).
                                            Trustee/Director of the Board
                                            and President of other
                                            investment companies advised by
                                            the Advisers and their
                                            affiliates, and Chief Executive
                                            Officer of Van Kampen Exchange
                                            Fund. Prior to May 1998,
                                            Executive Vice President and
                                            Director of Marketing at Morgan
                                            Stanley Dean Witter and
                                            Director of Dean Witter
                                            Discover & Co. and Dean Witter
                                            Realty. Prior to 1996, Director
                                            of Dean Witter Reynolds Inc.

    The footnote immediately following the biographies of the trustees is hereby deleted and replaced in its entirety by the following:

    * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the Funds in the Fund Complex by reason of his firm currently acting as counsel to each of the Funds in the Fund Complex. Messr. Powers is an interested person of each of the Funds in the Fund Complex and the Advisers by reason of his position with Morgan Stanley Dean Witter or its affiliates.